July 28, 2021

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re:      Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 106 (“PEA#106”) to Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment # 107 under the Investment Company Act of 1940 .

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 106 (“PEA#106”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#106 is being filed to incorporate comments received from the Staff with respect to PEA#105, previously filed on May 7, 2021 in order to register the following Exchange Traded Funds of the Trust:

Timothy Plan US Large/Mid Cap Enhanced ETF

Timothy Plan High Dividend Enhanced ETF

Specifically, this PEA#106 addresses the following comments made by Staff:

COMMENT 1.    Staff notes that the Fund intends to use one or multiple third party data/scoring providers to provide BRI data for security selection. Please confirm supplementally that the Fund will be engaging one or more third parties to provide BRI data. In the principal strategies, please identify the provider that the fund intends to use, or the primary providers if the fund intends to use multiple third party providers. Please also briefly summarize each providers’ criteria/methodology in the principal strategies. Also consider any related principal risks to the fund’s use of third party data providers, since the criteria used by providers can differ significantly.

RESPONSE- Timothy Partners, Ltd, the Advisor for the Timothy Plan Family of Funds, employs two companies to perform BRI research and to create and manage the list of “Excluded Securities”, as such is defined in the Funds’ current prospectus. The Institute for Corporate Securities Research, Inc (“ICSRI”) is a research company devoted exclusively to conducting research on companies to determine whether they violate any of the Fund’s screening criteria. ICSRI utilizes eight basic filter criteria, which are then broken down into over sixty sub-filters. If a company fails any one of the filters or sub-filters, it is placed on a ”screened list” and is prohibited from being included in any Timothy fund portfolio. These criteria are applied to every security in the investable universe of each and every Timothy Plan Fund, and no Fund will ever knowingly purchase an Excluded Security

The screens used by ICRSI and ESL are as follows:

Abortion –	companies that promote or support abortion are excluded.
Alcohol –	companies that produce or distribute alcohol are excluded.
Entertainment –	companies that produce or distribute material that depicts graphic violence, sexual themes, gambling, drugs, alcohol, tobacco, profanity or anti-Christian themes are excluded.
Gambling –	companies that manufacture or supply gambling equipment, provide gambling services or facilitate gambling operations are excluded.
Lifestyle –	companies that advertise, promote or support alternative lifestyles are excluded.
Pornography –	companies that create, advertise, promote or distribute pornographic material are excluded.
Tobacco -	companies that produce or distribute tobacco are excluded.
Human Rights –	companies that conduct business in countries where there are known human rights violations against Christians or are known to sponsor or provide support to terrorist organizations are excluded.

If a company fails any one of the above screens are disqualified from inclusion in any Timothy Plan Fund.

eVALUEator Services, LLC (“ESL”) is a data tabulation and marketing company that provides, on a subscription basis, the information it receives from ICSRI in various tabulated forms. ESL provides the list of Excluded Securities to the Adviser on an ongoing basis. Art Ally is the President of ICRSI and the Manager of ESL. Although both ICSRI and ESL have some common ownership with the Adviser and share management, a majority of the ownership interests in both companies are not common to the Adviser.

The following additional disclosure has been added to the Principal Investment Strategies section of each Fund (Pg 5 and pg 10):

Timothy Partners, Ltd, the Advisor for the Timothy Plan Family of Funds, employs two companies to perform Biblically Responsible Investing (“BRI”) research and to create and manage the list of “Excluded Securities”, as such is defined in the Funds’ current prospectus. The Institute for Corporate Securities Research, Inc (“ICSRI”) is a research company devoted exclusively to conducting research on companies to determine whether they violate any of the Fund’s screening criteria. eVALUEator Services, LLC (“ESL”) is a data tabulation and marketing company that provides, on a subscription basis, the information it receives from ICSRI in various tabulated forms. ESL provides the list of Excluded Securities to the Adviser on an ongoing basis.

COMMENT 2.    Prospectus- Fund Summaries- For both Funds, in the Investment Objectives Section, please define the term, “BRI”.

RESPONSE- The following additional disclosure has been added to the Investment Objective section of both Funds (pg 3 and pg 9):

“BRI” is shorthand for Biblically Responsible Investing.

COMMENT 3.    Prospectus- Item 3- Fees and Expenses- For both Funds, please amend the narrative disclosure relating to fees and expenses to conform to the language contained in Item 3 of Form N-1A.

RESPONSE- The narrative disclosure has been amended to conform to Item 3 for both Funds (pg. 3 and pg. 9)

COMMENT 4.    Prospectus- Item 3- Fees and Expenses-Both Funds- Please conform all tables to the formats described in Item 3 of Form N-1A.

RESPONSE- All tables have been conformed to the requirements of Item 3 of Form N-1A. In accordance with instruction 1(c) of Item 3 of Form N-1A, the caption titled “Shareholder Fees” has been deleted, since neither Fund charges those fees. Further, non-relevant items in the Annual Fund Operating Expenses have been omitted.

COMMENT 5.    Please confirm supplementally that these Funds are not under the same fee waiver/reduction arrangement between Timothy Partners, Ltd and Victory Capital Management that is in place for the original ETF’s. If the same arrangement is in place, please add the same disclosures that appear in the first ETF filing.

RESPONSE- The Trust confirms that these Funds are not under the same fee waiver/reduction arrangement between Timothy Partners, Ltd and Victory Capital Management that is in place for the original ETF’s.

COMMENT 6. Please provide copies of the “White Papers” relating to each Index that the Funds are benchmarking against to the Staff.

RESPONSE- The “White Papers” relating to each Index that the Funds are benchmarking against are included with this response.

COMMENT 7.    Prospectus-Principal Investment Strategies- Both Funds- Please briefly define the term, “rules based”.

RESPONSE- For both Funds, the term “rules based” is described in detail. For the Large/Mid Cap Fund, the first reference to “rules based” appears in the third paragraph of the Principal Investment Strategies section. What those rules are is defined in the next several paragraphs, and the Trust believes that the explanatory disclosure is comprehensive and not easily improved. Instead, we have tied paragraphs four and beyond back to paragraph three by altering the first sentence of paragraph three to read, “The Index utilizes the following rules-based methodology to construct its constituent securities.” We have made a similar alteration for the High Dividend Fund.

COMMENT 8.    The Fund should describe its due diligence practices in applying its screening criteria to portfolio companies. This includes what underlying data they will be reviewing to determine whether a fund meets its ESG criteria, and the sources of the data. For example: directly engaging with portfolio companies to better understand their ESG risks and practices; reviewing third-party scoring/data; and/or conducting research using other types of information from either the fund or an outside source.

The fund should also make clear: (1) whether its eVALUEator proprietary Biblically Responsible Investing filtering criteria (BRI) are applied to every investment it makes, or only to some of its investments; and (2) whether “moral and ethical” is the exclusive factor considered, or whether it is one of several factors – if the latter, disclosure should, if accurate, state that an investment could be made in a company that scores poorly on BRI criteria if it scores strongly on other non-BRI factors that are considered.

RESPONSE- Please see Registrant’s Response to Comment 1.

COMMENT 9.    Please define the term, “Excluded Securities”

RESPONSE- The term “Excluded Securities” is fully defined in the first paragraph of the Prospectus Cover.

COMMENT 10.    Prospectus-Principal Investment Strategies- Large/Mid Cap Core Fund- Please clarify the term, “more than or fewer than 500 securities” in the paragraph discussing Index/Portfolio composition.

RESPONSE- Registrant has chosen to delete this passage. It does not provide any useful purpose.

COMMENT 11.    For both Funds, supplementally provide the most current market capitalization ranges for each disclosed index. Please disclose that information in the final prospectus.

RESPONSE- For the Large/Mid Cap Fund, the market cap range, as of March 31, 2021, is $4.8 billion to $643.2 billion. For the High Dividend Fund, the market cap range, as of March 31, 2021, is $7.5 billion to 191.1 billion. These disclosures will be included in the final prospectus.

COMMENT 12.    Prospectus- Principal Investment Risks- Both Funds- With respect to the risk disclosure titled, “Excluded Securities”, please clarify the statement, “BRI may not be successful”.

RESPONSE- Registrant has decided to delete this phrase, since does not add anything material to the disclosure.

COMMENT 13.    Prospectus- Principal Investment Risks- Both Funds- With respect to the risk disclosure titled, Index/Defensive Positioning Risk, staff did not see a corresponding discussion in the Principal Investment Strategies Section. Please add the term, “Defensive Positioning” where appropriate.

RESPONSE- The corresponding discussion of defensive positioning appears in the third paragraph in each strategy: “The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.”

COMMENT 14.    Prospectus- Principal Investment Risks- Both Funds- With respect to the risk disclosure titled, Portfolio Turnover Risk, staff did not see a corresponding discussion in the Principal Investment Strategies Section. Please add disclosures relating to portfolio turnover in the Principal Investment Strategies Sections where appropriate. Alternatively, if higher portfolio is not a principal strategy, then consider removing the risk disclosure.

RESPONSE- The corresponding discussion appears in the aragraph below the second bulleted list in each strategy: “The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund will experience higher portfolio turnover and incur additional transaction costs.”

COMMENT 15.    Prospectus- Principal Investment Risks- Both Funds- With respect to the risk disclosure titled, Investment Company Risk, staff did not see a corresponding discussion in the Principal Investment Strategies Section. Please add disclosures relating to investment company holdings in the Principal Investment Strategies Sections where appropriate. Alternatively, if investing in other Registered investment companies is not a principal strategy, then consider removing the risk disclosure. If investments in other registered investment companies is a principal investment strategy, please confirm supplementally whether those investments are made because they are included in the applicable index, or whether they make up ancillary investments that can be included in the 20% of the Fund not required to be invested in index securities. Lastly, if these are principal investments, please add the required line item relating to acquired fund fees in the fee/expense table.

RESPONSE- The corresponding discussion appears in the last paragraph in each strategy: “While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.”

Although each Fund reserves the right to make these investments, Registrant does expect to do so on a regular basis such that a separate AFFE is necessary.

COMMENT 16.    Prospectus- Principal Investment Strategies- Both Funds- In the Principal Investment Strategies Section of the High Dividend Fund, the following paragraph is included; “The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles.” Please add the same paragraph to the Large/Mid Cap Fund.

RESPONSE- The referenced disclosure has been added to the Large/Mid Cap Fund.

Please direct all comments concerning this filing to me at the below-listed address and/or phone number. Thank you for your consideration.

Sincerely,

/s/ David D. Jones, Esq.

DAVID D. JONES, ESQ.